Off-Balance Sheet Items (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of credit risk exposure [abstract]
Schedule of Credit Exposure
The credit exposure for these transactions is detailed below.

	12.31.24	12.31.23
Agreed Credits	1,074,772,568	535,330,124
Documentary Export and Import Credits	122,192,456	39,797,296
Guarantees Granted	921,976,047	833,054,835
Liabilities for Foreign Trade Operations	74,062,851	39,884,227

Summary of Expected Losses
The expected credit loss related to the items mentioned above as of the indicated dates were as follows:

	12.31.24	12.31.23
For Agreed Credits	971,628	386,184
For Documentary Export and Import Credits	2,078,499	59,532
For Guarantees Granted	13,567,486	2,998,996
For Liabilities for Foreign Trade Operations	571,978	106,901

Schedule of Fees and Commissions Related to Credit Exposure
The fees and commissions related to the items mentioned above as of the indicated dates were as follows:

	12.31.24	12.31.23
For Agreed Credits	2,385,476	606,565
For Documentary Export and Import Credits	2,494,531	1,448,202
For Guarantees Granted	4,625,901	3,940,261

Schedule of Counter-guarantees, Classified by Type
To grant guarantees to our customers, we may require counter-guarantees, which, classified by type, amount to:

	12.31.24	12.31.23
Other Preferred Guarantees Received	26,407,391	37,051,033
Other Guarantees Received	—	25,606,866

Schedule of Credit Risk by Probability of Default
The risk of loss in these offsetting transactions is not significant.

	12.31.24	12.31.23
Values to be Debited	263,244,959	170,747,872
Values to be Credited	244,610,277	161,700,972
Values for Collection	1,463,581,534	1,142,081,953

Schedule of Amounts of Trust Funds and Securities Held in Custody
The Group acts as trustee by virtue of trust agreements to secure obligations derived from several agreements between parties. The amounts of trust funds and securities held in custody as of the indicated dates are as follows:

	12.31.24	12.31.23
Trust Funds	22,836,175	40,035,484
Securities Held in Escrow	43,772,195,927	37,434,596,185